UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  4/30

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.2%
Banco del Estado de Chile, 0.32%, 8/17/2011	15,200,000	15,200,000
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	6,500,000	6,736,800
BNP Paribas, 0.35%, 8/8/2011	20,000,000	20,000,000
Credit Agricole SA, 0.3%, 8/4/2011	12,000,000	12,000,000
International Finance Corp., 3.0%, 11/15/2011	6,000,000	6,045,047
Landesbank Hessen-Thueringen Girozentrale, 0.2%, 8/4/2011	15,000,000	15,000,000
Lloyds TSB Bank PLC, 0.23%, 8/1/2011	6,000,000	6,000,000
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	10,000,000	10,054,079
Nordea Bank Finland PLC, 0.205%, 10/5/2011	15,000,000	15,000,000
Skandinaviska Enskilda Banken AB:
0.2%, 8/17/2011	12,000,000	12,000,000
0.2%, 8/23/2011	12,000,000	12,000,000
0.22%, 9/14/2011	28,500,000	28,500,000
Societe Generale, 0.24%, 9/1/2011	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp., 0.19%, 8/5/2011	12,000,000	12,000,000
Svenska Handelsbanken AB, 0.205%, 10/6/2011	25,000,000	25,000,229
Toronto-Dominion Bank, 0.17%, 8/2/2011	25,000,000	25,000,000
UBS AG, 0.22%, 10/11/2011	18,000,000	18,000,000

Total Certificates of Deposit and Bank Notes (Cost $250,536,155)		250,536,155
Commercial Paper 33.8%
Issued at Discount **
Abbey National North America LLC, 0.35%, 8/29/2011	4,351,000	4,349,816
Amsterdam Funding Corp., 144A, 0.18%, 9/13/2011	18,000,000	17,996,130
Argento Variable Funding, 144A, 0.26%, 8/1/2011	13,000,000	13,000,000
Atlantis One Funding Corp., 144A, 0.15%, 8/11/2011	22,000,000	21,999,083
Automatic Data Processing, Inc., 144A, 0.08%, 8/11/2011	85,000,000	84,998,111
Barclays Bank PLC:
0.22%, 9/1/2011	12,500,000	12,497,632
0.25%, 10/5/2011	15,000,000	14,993,229
BNZ International Funding Ltd., 144A, 0.22%, 10/5/2011	5,000,000	4,998,014
Caisse d'Amortissement de la Dette Sociale, 0.22%, 8/5/2011	12,000,000	11,999,707
Cancara Asset Securitisation LLC, 144A, 0.16%, 8/5/2011	30,000,000	29,999,467
DnB NOR Bank ASA, 0.21%, 10/3/2011	14,000,000	13,994,855
Erste Abwicklungsanstalt:
0.24%, 9/29/2011	22,500,000	22,491,150
0.24%, 10/4/2011	10,000,000	9,995,733
0.37%, 1/9/2012	12,500,000	12,479,316
0.39%, 2/16/2012	14,000,000	13,969,818
0.4%, 3/9/2012	7,500,000	7,481,583
0.4%, 3/29/2012	9,500,000	9,474,561
General Electric Capital Corp., 0.2%, 11/15/2011	50,000,000	49,970,556
General Electric Capital Services, Inc., 0.16%, 8/17/2011	25,000,000	24,998,222
General Electric Co., 0.06%, 8/1/2011	40,000,000	40,000,000
Google, Inc., 0.4%, 9/16/2011	8,000,000	7,995,911
Grampian Funding LLC:
144A, 0.22%, 9/8/2011	10,000,000	9,997,678
144A, 0.22%, 10/11/2011	12,500,000	12,494,576
144A, 0.25%, 8/9/2011	8,000,000	7,999,556
Johnson & Johnson, 144A, 0.19%, 8/22/2011	15,000,000	14,998,337
Kellogg Co., 0.19%, 8/22/2011	2,862,000	2,861,683
Kells Funding LLC:
144A, 0.305%, 1/27/2012	10,000,000	9,984,835
144A, 0.35%, 2/17/2012	8,500,000	8,483,472
144A, 0.37%, 3/19/2012	8,000,000	7,981,007
144A, 0.38%, 4/17/2012	8,200,000	8,177,496
144A, 0.39%, 9/6/2011	13,750,000	13,744,637
NRW.Bank:
0.235%, 10/6/2011	15,000,000	14,993,537
0.24%, 10/12/2011	15,000,000	14,992,800
0.24%, 11/1/2011	16,000,000	15,990,187
0.25%, 11/8/2011	14,500,000	14,490,031
Pacific Gas & Electric Co., 144A, 0.31%, 8/10/2011	4,500,000	4,499,651
Procter & Gamble Co., 0.08%, 9/19/2011	7,000,000	6,999,238
Prudential Funding LLC, 0.17%, 8/1/2011	10,000,000	10,000,000
Sanofi, 0.3%, 8/15/2011	12,500,000	12,498,542
SBAB Bank AB:
144A, 0.29%, 9/8/2011	9,500,000	9,497,092
144A, 0.3%, 10/11/2011	12,500,000	12,492,604
Scaldis Capital LLC, 0.21%, 8/1/2011	15,000,000	15,000,000
Straight-A Funding LLC:
144A, 0.16%, 10/11/2011	30,781,000	30,771,287
144A, 0.17%, 8/9/2011	12,000,000	11,999,547
Swedbank AB:
0.215%, 8/24/2011	12,500,000	12,498,283
0.27%, 10/5/2011	14,500,000	14,492,931
Total Capital Canada Ltd., 144A, 0.31%, 9/15/2011	12,500,000	12,495,156
UBS Finance Delaware LLC:
0.06%, 8/9/2011	10,000,000	9,999,867
0.12%, 8/1/2011	60,000,000	60,000,000
UOB Funding LLC, 0.23%, 8/16/2011	3,000,000	2,999,713
Verizon Communications, Inc., 0.25%, 9/1/2011	10,000,000	9,997,847
Victory Receivables Corp., 144A, 0.17%, 8/8/2011	10,000,000	9,999,669

Total Commercial Paper (Cost $833,114,153)		833,114,153
Short-Term Notes * 21.8%
Abbey National Treasury Services PLC, 0.349%, 9/2/2011	18,000,000	18,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.32%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.21%, 8/25/2011	16,500,000	16,500,000
0.26%, 9/12/2011	7,000,000	7,000,000
0.3%, 8/10/2012	12,000,000	12,000,000
0.34%, 12/8/2011	8,000,000	8,000,000
BNP Paribas, 0.44%, 8/22/2011	25,000,000	25,000,000
Caisse d'Amortissement de la Dette Sociale, 144A, 0.273%, 5/25/2012	26,000,000	25,997,654
Canadian Imperial Bank of Commerce, 0.267%, 4/26/2012	21,600,000	21,600,000
Commonwealth Bank of Australia:
144A, 0.279%, 5/11/2012	18,000,000	18,000,000
144A, 0.285%, 2/3/2012	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.275%, 8/9/2012	23,500,000	23,500,000
Kells Funding LLC:
144A, 0.285%, 2/27/2012	6,000,000	6,000,000
144A, 0.286%, 8/15/2011	12,500,000	12,500,000
144A, 0.317%, 2/24/2012	13,750,000	13,750,000
144A, 0.325%, 12/1/2011	10,000,000	10,000,000
Landesbank Baden-Wurttemberg, 144A, 0.466%, 6/22/2012	86,000,000	86,000,000
Lloyds TSB Bank PLC, 0.265%, 5/11/2012	12,000,000	12,000,000
National Australia Bank Ltd., 0.215%, 10/5/2011	12,500,000	12,500,000
Nordea Bank Finland PLC:
0.523%, 2/3/2012	3,000,000	3,003,119
0.549%, 10/14/2011	10,000,000	10,005,922
0.551%, 10/20/2011	12,500,000	12,508,028
Rabobank Nederland NV:
0.265%, 1/10/2012	8,000,000	8,000,000
0.282%, 4/24/2012	7,750,000	7,749,715
144A, 0.33%, 6/15/2012	12,000,000	12,000,000
144A, 0.396%, 9/28/2011	6,000,000	6,001,425
Royal Bank of Canada, 0.3%, 8/12/2011	11,300,000	11,300,000
Societe Generale, 0.2%, 8/1/2011	18,000,000	18,000,000
Svenska Handelsbanken AB, 144A, 0.291%, 8/8/2012	8,000,000	8,000,000
Toronto-Dominion Bank, 0.205%, 5/11/2012	12,500,000	12,500,000
Westpac Banking Corp.:
0.26%, 10/12/2011	16,000,000	16,000,000
0.264%, 2/13/2012	5,000,000	5,000,000
144A, 0.272%, 10/28/2011	12,000,000	12,000,668
0.275%, 5/9/2012	17,000,000	17,000,000
0.275%, 7/11/2012	12,000,000	12,000,000
0.35%, 1/10/2012	14,000,000	14,000,000

Total Short-Term Notes (Cost $537,916,531)		537,916,531
Government & Agency Obligations 12.4%
Foreign Government Obligations 0.5%
Kingdom of Denmark, 2.75%, 11/15/2011	11,500,000	11,576,891
Other Government Related (a) 2.2%
European Investment Bank:
0.14%, 10/12/2011	15,000,000	14,995,800
2.625%, 11/15/2011	22,000,000	22,143,280
International Bank for Reconstruction & Development, 0.01% **, 8/1/2011	18,000,000	18,000,000

		55,139,080
US Government Sponsored Agencies 5.8%
Federal Farm Credit Bank:
0.165% *, 11/2/2011	12,250,000	12,249,844
0.257% **, 10/20/2011	5,000,000	4,997,111
0.259% **, 4/4/2012	5,000,000	4,991,081
0.318% **, 12/16/2011	10,200,000	10,187,579
Federal Home Loan Bank:
0.089% **, 9/21/2011	12,500,000	12,498,406
0.24%, 10/28/2011	14,000,000	13,997,841
0.25%, 10/28/2011	14,000,000	13,999,721
0.264% **, 9/12/2011	10,000,000	9,996,850
1.0%, 12/28/2011	10,000,000	10,033,238
Federal National Mortgage Association:
0.149% **, 1/17/2012	25,000,000	24,982,396
0.159% **, 11/21/2011	15,000,000	14,992,533
5.375%, 11/15/2011	10,000,000	10,150,011

		143,076,611
US Treasury Obligations 3.9%
US Treasury Bill, 0.16% **, 9/1/2011	12,500,000	12,498,278
US Treasury Notes:
0.875%, 1/31/2012	500,000	501,670
1.0%, 9/30/2011	37,000,000	37,046,245
4.5%, 11/30/2011	7,000,000	7,096,883
4.5%, 3/31/2012	10,000,000	10,284,061
4.625%, 8/31/2011	27,500,000	27,598,299

		95,025,436

Total Government & Agency Obligations (Cost $304,818,018)		304,818,018
Time Deposits 6.0%
Citibank NA, 0.11%, 8/1/2011	75,000,000	75,000,000
National Australia Bank Ltd., 0.11%, 8/1/2011	72,972,448	72,972,448

Total Time Deposits (Cost $147,972,448)		147,972,448
Municipal Investments 1.9%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury, 0.11% ***, 10/1/2037, LOC: Branch Banking & Trust	4,085,000	4,085,000
University of Massachusetts, Building Authority Revenue, Series 3, 0.23% ***, 11/1/2034	33,000,000	33,000,000
University of Massachusetts, Building Authority Revenue, Senior Community Guaranteed, Series 4, 0.23% ***, 11/1/2034	11,050,000	11,050,000

Total Municipal Bonds and Notes (Cost $48,135,000)		48,135,000
Repurchase Agreements 13.3%
BNP Paribas, 0.19%, dated 7/29/2011, to be repurchased at $162,033,789 on 8/1/2011 (b)	162,031,224	162,031,224
JPMorgan Securities, Inc., 0.13%, dated 7/29/2011, to be repurchased at $35,741,016 on 8/1/2011 (c)	35,740,629	35,740,629
The Goldman Sachs & Co., 0.19%, dated 7/29/2011, to be repurchased at $131,343,280 on 8/1/2011 (d)	131,341,200	131,341,200

Total Repurchase Agreements (Cost $329,113,053)		329,113,053
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,451,605,358) †	99.4	2,451,605,358
Other Assets and Liabilities, Net	0.6	14,267,543

Net Assets	100.0	2,465,872,901

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of July 31, 2011.
†	The cost for federal income tax purposes was $2,451,605,358.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
90,669,000	Federal Home Loan Mortgage Corp.	0.375-5.5	4/25/2012-7/18/2016	100,281,060
65,000,000	Federal National Mortgage Association	Zero Coupon	9/15/2011	64,991,550
Total Collateral Value				165,272,610

(c)	Collateralized by $50,095,000 US Treasury STRIPS, maturing on 5/15/2021 with a value of $36,457,138.
(d)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,917,724	Federal Home Loan Mortgage Corp.	9.527-9.624	11/15/2040-1/15/2041	55,624,226
18,046,546	Federal National Mortgage Association	23.697	7/25/2035	27,170,789
45,445,830	Government National Mortgage Association	6.25	12/20/2039	51,173,010
Total Collateral Value				133,968,025

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$2,122,492,305	$—	$2,122,492,305
Repurchase Agreements	—	329,113,053	—	329,113,053
Total	$—	$2,451,605,358	$—	$2,451,605,358

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011